Segment Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments | segment	1
Total	$ 0	$ 0
United States
Segment Reporting Information [Line Items]
Total	0	0
United Kingdom
Segment Reporting Information [Line Items]
Total	$ 0	$ 0